Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 5 – Inventory

Inventory of construction supplies not yet charged to specific projects was $0 at September 30, 2021 and December 31, 2020. The Company values items of inventory at the lower of cost or net realizable value and uses the first in first out method to charge costs to jobs. The Company wrote off its entire inventory during 2018.

Note 5 – Inventory

Inventory of construction supplies not yet charged to specific projects was $0.00 at December 31, 2020, and $ 0 as of December 31, 2019. The Company values items of inventory at the lower of cost or net realizable value and uses the first in first out method to charge costs to jobs. The Company wrote off all of its inventory during 2018.